Note 4 - Receivables - Summary of Receivables (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable	$ 1,359,936	$ 2,125,500
Allowance for credit losses	(403,436)	0
Accounts Receivable, after Allowance for Credit Loss, Current	$ 956,500	$ 2,125,500